Cover	Oct. 04, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 04, 2022
Entity File Number	000-31705
Entity Registrant Name	GHST World Inc.
Entity Central Index Key	0001121795
Entity Tax Identification Number	91-2007477
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	667 Madison Avenue 5th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10065
City Area Code	212
Local Phone Number	634-6860
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true